Operations (Tables)	12 Months Ended
Dec. 31, 2013
Brokers and Dealers [Abstract]
Schedule of Due to (from) Broker-Dealers and Clearing Organizations [Table Text Block]	“Brokerage fee” includes the following across each class of units:

Recipient	Nature of Payment	Class A Units	Class B Units
Managing Owner	Managing Owner fee**	0.75%	0.75%
Selling Agent	Selling commission	2.00%	0.00%
Managing Owner	Underwriting expenses***	0.35%	0.35%
Managing Owner	Clearing, NFA, and exchange fees (capped at)*	1.57%	1.57%
		4.67%	2.67%
* Beginning October 22, 2013, the Trust unbundled these expenses; these expenses are approximately, 0.92% of the net asset value for both Class A and Class B.
** Effective October 22, 2013, the Managing Owner fee was reduced to 0.50% and waived for the 4th quarter, 2013.
*** Effective October 22, 2013, Underwriting expenses were waived for the 4th quarter, 2013.